RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	NOTE 27 – RELATED PARTY TRANSACTIONS
TORM’s ultimate controlling party is Brookfield Oaktree Holdings, LLC, a limited liability company incorporated in the USA. The immediate controlling shareholder is OCM Njord Holdings S.á.r.l. (Njord Luxco).
Shareholders' contribution and dividends paid are disclosed in the consolidated statement of changes in equity. Dividends to related parties are paid out based on the related parties’ ownership of shares.
The remuneration of key management personnel, which consists of the Board of Directors, Executive Director and the Senior
Management Team, is disclosed in Note 5.
On September 01, 2022, TORM purchased 75% of the shares in Marine Exhaust Technology A/S, thereby obtaining a controlling interest in its joint venture entity Marine Exhaust Technology (Hong Kong) Ltd. Until September 01, 2022, TORM’s transactions with its joint venture entity producing scrubbers for the TORM fleet covered CAPEX of USD 5.6m in total.